Note 23 - Primary Cash-Generating Units (Detail: Text Values) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Primary Cash-Generating Units
Constant long-term growth rate of up to	3.10%	2.80%
Discount rates (after tax) for AM CGU	9.80%	9.60%
Changes in key assumptions could cause an impairment loss in AM if recoverable amount exceeds the carrying amount by (in %)	12.00%
Changes in key assumptions could cause an impairment loss in AM if recoverable amount exceeds the carrying amount by (in EUR)	€ 700,000,000